Investment Securities (Notes)	12 Months Ended
Dec. 31, 2013
Investment Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
5.  Investment Securities
The amortized cost and fair value of investment securities with gross unrealized gains and losses were as follows as of December 31, 2013 and 2012:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Carrying Amount
2013
Available for sale:
Residential collateralized mortgage obligations (CMO) securities - nonagency	$1,097,293	$15,253	$3,275	$1,109,271	$1,109,271
Asset-backed securities (ABS)	4,144	—	1,058	3,086	3,086
Other	2,933	337	—	3,270	3,270
Total available for sale securities	$1,104,370	$15,590	$4,333	$1,115,627	$1,115,627
Held to maturity:
Residential CMO securities - agency	$41,347	$1,408	$5	$42,750	$41,347
Residential MBS - agency	65,965	754	1,548	65,171	65,965
Total held to maturity securities	$107,312	$2,162	$1,553	$107,921	$107,312
2012
Available for sale:
Residential CMO securities - nonagency	$1,577,270	$39,860	$5,355	$1,611,775	$1,611,775
Asset-backed securities	9,461	—	1,935	7,526	7,526
Other	366	211	—	577	577
Total available for sale securities	$1,587,097	$40,071	$7,290	$1,619,878	$1,619,878
Held to maturity:
Residential CMO securities - agency	$106,346	$3,497	$—	$109,843	$106,346
Residential MBS - agency	31,901	1,986	—	33,887	31,901
Corporate securities	4,987	—	2,008	2,979	4,987
Total held to maturity securities	$143,234	$5,483	$2,008	$146,709	$143,234

At December 31, 2013 and 2012, investment securities with a carrying value of $181,836 and $421,209, respectively, were pledged to secure other borrowings, public deposits, securities sold under agreements to repurchase, and for other purposes as required or permitted by law.
The amortized cost and fair value of debt securities at December 31, 2013, by contractual maturities are shown below. Actual maturities may differ from contractual maturities because the issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities, including collateralized mortgage obligation securities, are disclosed without a specific maturity in the table below as these investment securities are likely to prepay prior to their scheduled contractual maturity dates.

	Amortized Cost	Fair Value
2013
Available for sale:
After ten years	$6,769	$5,711
Not due at a single maturity date	1,097,601	1,109,916
	$1,104,370	$1,115,627
Held to maturity:
Not due at a single maturity date	$107,312	$107,921

For the years ended December 31, 2013, 2012 and 2011 gross gains of $4,225, $0 and $15,892 were realized on available for sale investments in other noninterest income. There were no gross losses realized on available for sale investments over this period. The cost of investments sold is calculated using the specific identification method.
The gross unrealized losses and fair value of the Company’s investments with unrealized losses, aggregated by investment category and the length of time individual securities have been in a continuous unrealized loss position, at December 31, 2013 and 2012 are as follows:

	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
2013
Debt securities:
Residential CMO securities - nonagency	$169,829	$3,012	$10,932	$263	$180,761	$3,275
Residential CMO securities - agency	887	5	—	—	887	5
Residential MBS - agency	54,355	1,548	—	—	54,355	1,548
Asset-backed securities	—	—	3,086	1,058	3,086	1,058
Total debt securities	$225,071	$4,565	$14,018	$1,321	$239,089	$5,886
2012
Debt securities:
Residential CMO securities - nonagency	$57,715	$299	$183,285	$5,056	$241,000	$5,355
Asset-backed securities	—	—	7,526	1,935	7,526	1,935
Corporate securities	—	—	2,979	2,008	2,979	2,008
Total debt securities	$57,715	$299	$193,790	$8,999	$251,505	$9,298

The Company had unrealized losses at December 31, 2013 and 2012 on residential CMO securities, residential agency MBS, ABS and corporate securities. These unrealized losses are primarily attributable to weak market conditions. Based on the nature of impairment, these unrealized losses are considered temporary. The Company does not intend to sell nor is it more likely than not that it will be required to sell these investments before their anticipated recovery.
At December 31, 2013, the Company had 36 debt securities in an unrealized loss position. A total of 29 were in an unrealized loss position for less than 12 months. These 29 securities consisted of 14 residential nonagency CMO securities, one residential agency CMO security and 14 residential agency MBS. The remaining 7 debt securities were in an unrealized loss position for 12 months or longer. These 7 securities consisted of 3 ABS and 4 nonagency residential CMO securities. Of the $5,886 in unrealized losses, $4,659 relate to debt securities that are rated investment grade with the remainder representing securities for which the Company believes it has both the intent and ability to hold to recovery.
At December 31, 2012, the Company had 31 debt securities in an unrealized loss position. A total of 3 were in an unrealized loss position for less than 12 months, all of which were residential CMO securities. The remaining 28 debt securities were in an unrealized loss position for 12 months or longer. These 28 securities consisted of 3 ABS, one corporate security and 24 residential nonagency CMO securities. Of the $9,298 in unrealized losses, $5,355 relate to debt securities that are rated investment grade with the remainder representing securities for which the Company believes it has both the intent and ability to hold to recovery.
When certain triggers indicate the likelihood of an OTTI or the qualitative evaluation performed cannot support the expectation of recovering the entire amortized cost basis of an investment, the Company performs cash flow analyses that project prepayments, default rates and loss severities on the collateral supporting each security. If the net present value of the investment is less than the amortized cost, the difference is recognized in earnings as a credit-related impairment, while the remaining difference between the fair value and the amortized cost is recognized in AOCI.
The Company recognized non-credit OTTI in earnings of $923 on available for sale residential nonagency CMO securities and $2,375 on a held to maturity corporate security. These OTTI losses were the result of regulatory changes created by the Volcker rule, which classifies these investments as covered funds that cannot be held by an insured depository institution. As a result, management cannot assert at December 31, 2013 that the Company has the ability to hold these investments to recovery. Subsequent to the OTTI, the impaired corporate security was reclassified as available for sale with a post-impairment carrying value totaling $2,625. There were no OTTI losses recognized on available for sale or held to maturity securities during the year ended December 31, 2012.
During the years ended December 31, 2013, 2012, and 2011 interest and dividend income on investment securities was comprised of the following:

	2013	2012	2011
Interest income on available for sale securities	$49,178	$72,017	$101,066
Interest income on held to maturity securities	2,707	6,093	4,988
Other interest and dividend income	3,187	2,518	796
	$55,072	$80,628	$106,850

All investment interest income recognized by the Company during the year ended December 31, 2013, 2012 and 2011 was fully taxable.
Other Investments—Other investments as of December 31, 2013 and 2012 are as follows:

	2013	2012
FHLB stock	$125,885	$155,926
Other	2,178	2,246
Total	$128,063	$158,172

The Company relies on borrowing lines with the Federal Home Loan Bank of Atlanta as an additional funding source. See Note 14 for further discussion related to collateral to secure FHLB advances. As a condition of membership in the FHLB, the Company is required to purchase and hold a certain amount of FHLB stock. The Company’s stock purchase requirement is based, in part, upon the outstanding principal balance of advances from the FHLB. FHLB stock is redeemable at par.
The FHLB stock held by the Company is carried at cost and is subject to recoverability testing similar to investment securities. The Company considers the FHLB’s operating performance, liquidity and funding position, credit ratings and ability to meet statutory and regulatory requirements in assessing the recoverability of the investment. The Company will continue to monitor the financial condition of the FHLB as it relates to, among other things, the recoverability of the Company’s investment. As of December 31, 2013, the Company did not recognize an impairment charge related to the Company’s FHLB stock holdings. There can be no assurance, however, that future negative changes in the financial condition of the FHLB may not require the Company to recognize an impairment charge with respect to such holdings.